Commodity risk management contracts	12 Months Ended
Dec. 31, 2017
Disclosure Of Commodity risk management contracts [Abstract]
Disclosure Of Commodity Risk Management Contracts Explanatory [Text Block]
Note 8	Commodity risk management contracts

The Group has entered into derivative financial instruments to manage its exposure to oil price risk. These derivatives are zero-premium collars or zero-premium 3 ways (put spread plus call), and were placed with major financial institutions and commodity traders. The Group entered into the derivatives under ISDA Master Agreements and Credit Support Annexes, which provide credit lines for collateral posting thus alleviating possible liquidity needs under the instruments and protect the Group from potential non-performance risk by its counterparties. The Group’s derivatives are accounted for as non-hedge derivatives as of 31 December 2017 and therefore all changes in the fair values of its derivative contracts are recognised as gains or losses in the results of the periods in which they occur.

The following table presents the Group’s derivative contracts in force as of 31 December 2017:

Period	Reference	Type	Volume bbl/d	Price US$/bbl

1 October 2017 - 31 March 2018	ICE BRENT	Zero Premium Collar	4,000	50.00 Put 54.90 Call
1 October 2017 - 31 March 2018	ICE BRENT	Zero Premium Collar	2,000	50.00 Put 54.95 Call
1 January 2018 - 30 June 2018	ICE BRENT	Zero Premium Collar	2,000	52.00 Put 60.00 Call
1 January 2018 - 30 June 2018	ICE BRENT	Zero Premium Collar	1,000	52.00 Put 58.40 Call
1 April 2018 - 30 June 2018	ICE BRENT	Zero Premium Collar	2,000	52.00 Put 58.25 Call
1 January 2018 - 30 June 2018	ICE BRENT	Zero Premium 3 Way	1,000	42.00-52.00 Put 59.55 Call
1 January 2018 - 30 June 2018	ICE BRENT	Zero Premium 3 Way	1,000	42.00-52.00 Put 59.50 Call
1 April 2018 - 30 June 2018	ICE BRENT	Zero Premium 3 Way	1,000	42.00-52.00 Put 59.60 Call
1 January 2018 - 30 June 2018	ICE BRENT	Zero Premium 3 Way	2,000	43.00-53.00 Put 64.55 Call
1 July 2018 - 30 September 2018	ICE BRENT	Zero Premium 3 Way	5,000	43.00-53.00 Put 69.00 Call

The table below summarizes the gain (loss) on the commodity risk management contracts:

	2017	2016	2015
Realized (loss) gain on commodity risk management contracts	(2,148)	514	-
Unrealized loss on commodity risk management contracts	(13,300)	(3,068)	-
Total	(15,448)	(2,554)	-